INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 1,051	$ 1,465
Investments in Private companies	145	167
Investments, measured at FVTOCI	1,196	1,632
Investments, associates and joint ventures	938	929
Total investments	$ 2,134	$ 2,561	$ 2,174